Share-Based Payment (Details) - Schedule of Expenses Incurred on Share-Based Payment - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Expenses Incurred On Share Based Payment Abstract
Expense recorded	$ 203,676	$ 346,122	$ 375,941